Property & Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2025
Property & Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net comprised of the following:

	October 31, 2025	October 31, 2024
At Cost:
Office furniture	8,856	8,855
Motor vehicle	147,591	147,573
Office equipment	13,189	8,129
Leasehold improvements	265,653	106,775
	435,289	271,332
Less: Accumulated depreciation	(277,290)	(167,372)
Total, net	157,999	103,960